                             SUNAMERICA SERIES TRUST

                 Supplement to the Prospectus dated July 5, 2000

This supplement contains information concerning the following Portfolios of the
Trust:

                  -        GOLDMAN SACHS RESEARCH PORTFOLIO

                  -        BLUE CHIP GROWTH PORTFOLIO

                  -        GROWTH OPPORTUNITIES PORTFOLIO

                  -        TECHNOLOGY PORTFOLIO

This supplement should be read in conjunction with the Trust's Prospectus dated July 5, 2000. Capitalized terms used herein have the same meaning as in the Prospectus.



                                TRUST HIGHLIGHTS


INVESTMENT GOALS AND PRINCIPAL INVESTMENT STRATEGIES

The following supplements the information concerning the Portfolios' investment goals and principal investment strategies under the "TRUST HIGHLIGHTS" section of the Prospectus:


                                EQUITY PORTFOLIOS

     PORTFOLIO             INVESTMENT GOAL                            PRINCIPAL INVESTMENT STRATEGY
     ---------             ---------------                            -----------------------------
Goldman Sachs            long term growth of          invests under normal circumstances, at least 90% of its total
Research Portfolio       capital                      assets in U.S. equity securities, including securities of
                                                      foreign issuers that are traded in the U.S. Under normal
                                                      circumstances, the Portfolio will only purchase equity
                                                      securities that are included in the Goldman Sachs Global
                                                      Investment Research Division's U.S. Select List and will sell securities that have been removed from the U.S. Select List.
                                                      (See "Additional Information about the Goldman Sachs Research
                                                      Portfolio" below for additional information about the
                                                      investment strategy for the Portfolio)

Blue Chip Growth         capital appreciation         invests primarily in common stocks that demonstrate the
Portfolio                                             potential for capital appreciation, issued by large-cap
                                                      companies

Growth Opportunities     capital appreciation         invests primarily in common stocks that demonstrate the
Portfolio                                             potential for capital appreciation, issued generally by
                                                      mid-cap companies

Technology Portfolio     long term capital            invests primarily in equity securities that demonstrate the
                         appreciation                 potential for capital appreciation, issued by companies the
                                                      Subadvisor believes are positioned to benefit from
                                                      involvement in technology and technology-related industries worldwide

PRINCIPAL RISKS

The following supplements the information concerning the principal risks of investing in the Portfolios under the "TRUST HIGHLIGHTS" section of the
Prospectus:

         - The GOLDMAN SACHS RESEARCH, BLUE CHIP GROWTH, GROWTH OPPORTUNITIES and TECHNOLOGY PORTFOLIOS invest primarily in equity securities, including growth stocks.

         - The TECHNOLOGY PORTFOLIO may invest in stocks of smaller companies.

         - The GOLDMAN SACHS RESEARCH, BLUE CHIP GROWTH, GROWTH OPPORTUNITIES and TECHNOLOGY PORTFOLIOS may invest internationally, including in "emerging market" countries.

For a detailed description of the risks involved with the above-referenced investments, please refer to Risks of Investing in Equity Securities, Risks of Investing Internationally and Risks of Investing in Smaller Companies under the "TRUST HIGHLIGHTS" section of the Prospectus.

In addition, the GOLDMAN SACHS RESEARCH PORTFOLIO invests principally in securities included in the Goldman Sachs Investment Research Division's U.S. Select List which comprises approximately 25-35 equity securities. As a result of the smaller universe of stocks in which the Portfolio generally invests, it may be subject to greater risks than would a more diversified fund.


Please refer to the Prospectus for additional information concerning other principal risks that apply to all Portfolios.




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
                        ADDITIONAL INFORMATION ABOUT THE
                        GOLDMAN SACHS RESEARCH PORTFOLIO


INVESTMENT STRATEGY FOR THE GOLDMAN SACHS RESEARCH PORTFOLIO

Under normal circumstances, the Goldman Sachs Research Portfolio will generally purchase a stock that has been added to, or sell a stock that has been removed from, the U.S. Select List (as described below) at some point after publication of that change, at the discretion of the Subadviser. Notification of changes to the U.S. Select List is made to clients of Goldman, Sachs & Co. and to the portfolio management team of the Goldman Sachs Research Portfolio at the same time. The Subadviser expects the performance of the Goldman Sachs Research Portfolio to be driven by sector and/or stock selection of the U.S. Select List. In addition, the Subadviser may at times purchase supplemental securities that are not included on the U.S. Select List.

Goldman Sachs has achieved world-wide recognition for its value-added research products. The U.S. Select List was introduced on September 9, 1998 and comprises approximately 25 to 35 equity securities that the Goldman Sachs U.S. Stock Selection Committee expects, as a portfolio, to outperform its benchmark S&P 500(R) over the next 12 to 18 months. The U.S. Stock Selection Committee currently comprises ten senior professionals, including the head of Global Investment Research and the Director of U.S. Investment Research, as well as a senior market strategist, economist, and sector specialists. The list is consistent with overall investment policy and emphasizes strategically favored economic sectors. The U.S. Select List is updated on a regular basis.

The U.S. Select List is not compiled with any particular client or product in mind and is not (and will not be) complied with the Goldman Sachs Research Portfolio in mind. The performance of the U.S. Select List cannot be used to predict performance of the Goldman Sachs Research Portfolio, an actively managed mutual fund. The performance of the Goldman Sachs Research Portfolio may differ from that of the published U.S. Select List, for a variety of reasons, including transaction costs, time delay between when a stock is added or removed from the list and when it is bought or sold for the Goldman Sachs Research Portfolio; modification in the stock weights in order to control risk; and the Goldman Sachs Research Portfolio's investments in cash equivalents, options and other securities and instruments that are not included in the U.S. Select List.



                      MORE INFORMATION ABOUT THE PORTFOLIOS


INVESTMENT STRATEGIES

The following chart supplements the information about Portfolio investments under the "MORE INFORMATION ABOUT THE PORTFOLIOS - INVESTMENT STRATEGIES" section of the Prospectus:



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
                                EQUITY PORTFOLIOS

                             GOLDMAN SACHS RESEARCH        BLUE CHIP GROWTH        GROWTH OPPORTUNITIES          TECHNOLOGY
                             ----------------------        ----------------        --------------------          ----------
What are the Portfolio's  -  Equity securities:         -  Equity securities:    -  Equity securities:     -  Equity securities:
principal investments?       - common stocks               - large-cap stocks       - mid-cap stocks          - large-cap stocks
                             - warrants                      (at least 65%)                                   - mid-cap stocks
                             - rights                      - mid-cap stocks                                   - small-cap stocks
                             - convertible securities                                                      -  Foreign securities:
                          -  Equity swaps                                                                     - ADRs, EDRs and
                             (up to 15%)                                                                        GDRs
                          -  Preferred stocks

In what other types of    -  Small-cap stocks           -  Small-cap stocks      -  Small-cap stocks       N/A
investments may the       -  Currency transactions      -  Foreign securities    -  Large-cap stocks
Portfolio significantly   -  Futures
invest?                   -  Equity securities of
                             foreign issuers
                          -  Hybrid instruments
                             (up to 15%):
                             - structured securities
                             - SPDRs
                               (up to 10%)
                          -  Other registered
                             investment companies
                             (up to 10% and
                             including exchange-
                             traded funds)
                          -  REITs
                          -  U.S. government
                             securities
                          -  Corporate debt
                             instruments
                          -  Short-term investments

What other types of       -  Options                    -  Short-term            -  Short-term             -  Warrants
investments may the       -  Currency transactions         investments (up to       investments            -  Rights
Portfolio use as part of  -  Forward commitments           10%)                     (up to 10%)            -  Illiquid securities
efficient portfolio       -  When-issued and            -  Defensive             -  Defensive investments     (up to 15%)
management                   delayed delivery              instruments           -  Options and futures    -  Options and futures
or to enhance return ?    -  Borrowing for              -  Options and futures
                             temporary or emergency     -  Borrowing for
                             purposes                      temporary or
                             (up to 33 1/3%)               emergency purposes
                          -  Short sales                   (up to 33 1/3%)
                             (up to 25% and only        -  Securities lending
                             "against the box")            (up to 33 1/3%)
                          -  Securities lending
                             (up to 33 1/3%)
                          -  Repurchase agreements

What risks normally       -  Market volatility          -  Market volatility     -  Market volatility      -  Market volatility
affect the Portfolio?     -  Securities selection       -  Securities selection  -  Securities selection   -  Securities selection
                          -  Credit quality             -  Active trading        -  Small and medium       -  Technology sector
                          -  Derivatives                -  Interest rate            sized companies        -  IPO investing
                          -  Illiquidity                   fluctuation           -  Derivatives            -  Derivatives
                          -  Interest rate fluctuation  -  Growth stocks         -  Hedging                -  Active trading
                          -  Small companies                                     -  Growth stocks          -  Growth stocks
                          -  Real estate industry                                                          -  Foreign exposure
                          -  Foreign exposure
                          -  Unseasoned companies




                                    GLOSSARY


Please refer to the "GLOSSARY" section of the Prospectus for definitions of the investment and risk terminology used in the charts above and throughout this Supplement.


RISK TERMINOLOGY

The following supplements the information under the "GLOSSARY - RISK TERMINOLOGY" section of the Prospectus:

IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

UNSEASONED COMPANIES: Unseasoned companies are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.



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
                                   MANAGEMENT



INVESTMENT ADVISER AND MANAGER

SunAmerica Asset Management Corp. (SAAMCo) serves as investment adviser and manager for all the Portfolios of the Trust. For a detailed description of SAAMCo, please refer to the section in the Prospectus entitled "MANAGEMENT - INVESTMENT ADVISER AND MANAGER."

SAAMCo's fee with respect to the GOLDMAN SACHS RESEARCH, BLUE CHIP GROWTH, GROWTH OPPORTUNITIES AND TECHNOLOGY PORTFOLIOS as a percentage of average daily net assets, including breakpoints, is as follows:

                                                                                               FEE
                     PORTFOLIO                                                       (INCLUDING BREAKPOINTS)
                     ---------                                                       -----------------------
           Goldman Sachs Research Portfolio...............................           1.20%

           Blue Chip Growth Portfolio.....................................           0.70% to $250 million
                                                                                     0.65% next $250 million
                                                                                     0.60% over $500 million
           Growth Opportunities Portfolio.................................           0.75% to $250 million
                                                                                     0.70% next $250 million
                                                                                     0.65% over $500 million
           Technology Portfolio...........................................           1.20%


INFORMATION ABOUT THE SUBADVISERS

Goldman Sachs Asset Management (GSAM) serves as Subadviser for the GOLDMAN SACHS RESEARCH PORTFOLIO and Morgan Stanley Dean Witter Investment Management, d/b/a, Morgan Stanley Asset Management (MSAM) serves as Subadviser for the TECHNOLOGY PORTFOLIO. For a detailed description of GSAM and MSAM, please refer to the section in the Prospectus entitled "MANAGEMENT - INFORMATION ABOUT THE SUBADVISERS."


PORTFOLIO MANAGEMENT

The following supplements the information under the "MANAGEMENT - PORTFOLIO MANAGEMENT" section of the Prospectus:

                                                     NAME AND TITLE OF
   PORTFOLIO            ADVISER/                  PORTFOLIO MANAGER (AND/                              EXPERIENCE
                       SUBADVISER                    OR MANAGEMENT TEAM
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs            GSAM                    - Melissa Brown                       Ms. Brown joined GSAM as a portfolio
Research                                           Vice President and                  manager in 1998. From 1984 to 1998, she
Portfolio                                          Product Manager for                 was the director of Quantitative Equity
                                                   Quantitative Equities               Research and served on the Investment
                                                                                       Policy Committee at Prudential Securities.

                                                 - Kent A. Clark                       Mr. Clark joined GSAM as a portfolio
                                                   Managing Director and               manager in the quantitative equity
                                                   Director of Quantitative            management team in 1992.
                                                   Research

                                                 - Robert C. Jones                     Mr. Jones joined GSAM as a portfolio
                                                   Managing Director and               manager in 1989.
                                                   Head of Quantitative
                                                   Equities

                                                 - Victor H. Pinter                    Mr. Pinter joined GSAM as a research
                                                   Vice President and                  analyst in 1990.  He became a portfolio
                                                   Head of Portfolio                   manager in 1992.
                                                   Construction

Blue Chip                SAAMCo                  - Francis D. Gannon                   Mr. Gannon joined SAAMCo as an equity
Growth Portfolio                                   Senior Vice President               analyst in 1993 and has been a portfolio
                                                   and Portfolio Manager               manager with the firm since 1996.

Growth                   SAAMCo                  - Brian Clifford                      Mr. Clifford has been a portfolio manager
Opportunities                                      Portfolio Manager                   with SAAMCo since joining the firm in
Portfolio                                                                              February 1998.  From 1995 until he joined
                                                                                       SAAMCo, Mr. Clifford was a portfolio manager
                                                                                       with Morgan Stanley Dean Witter.

Technology               MSAM                    - Alexander L. Umansky                Mr. Umansky  joined MSAM as a compliance
Portfolio                                          Vice President and                  analyst in 1994 and has been a Portfolio
                                                                                       Manager portfolio manager since 1999. From
                                                                                       1996 to 1999 he was a research analyst in
                                                                                       MSAM's Institutional Equity Group focusing
                                                                                       primarily on technology.

                                                 - Stephen C. Sexauer                  Mr. Sexauer has been a portfolio manager
                                                   Principal and Portfolio             with MSAM since joining the firm in
                                                   Manager                             1989. His responsibilities also include
                                                                                       equity research for telecommunication,
                                                                                       technology, finance and utilities.

Dated:  September 21, 2000


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